Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares
Statement [LineItems]
NET REVENUE	$ 1,587,415.0	$ 57,224.8	$ 1,339,254.8	$ 1,069,985.4
COST OF REVENUE	767,877.7	27,681.3	628,124.7	577,283.5
GROSS PROFIT	819,537.3	29,543.5	711,130.1	492,701.9
OPERATING EXPENSES
Research and development	124,734.8	4,496.6	109,486.0	91,418.7
General and administrative	36,929.6	1,331.3	28,457.6	21,737.2
Marketing	7,558.6	272.4	7,112.8	6,348.6
Total operating expenses	169,223.0	6,100.3	145,056.4	119,504.5
OTHER OPERATING INCOME AND EXPENSES, NET	(333.4)	(12.0)	710.0	(496.3)
INCOME FROM OPERATIONS	649,980.9	23,431.2	566,783.7	372,701.1
NON-OPERATING INCOME AND EXPENSES
Share of profits of associates	5,512.7	198.7	3,562.0	2,861.0
Interest Income	5,708.8	205.8	9,018.4	16,189.4
Other income	973.1	35.1	660.6	417.3
Foreign exchange gain (loss), net	13,662.7	492.5	(3,303.3)	2,095.2
Finance costs	(5,414.2)	(195.2)	(2,081.5)	(3,250.9)
Other gains and losses, net	(7,388.0)	(266.3)	10,106.4	(1,151.0)
Total non-operating income and expenses	13,055.1	470.6	17,962.6	17,161.0
INCOME BEFORE INCOME TAX	663,036.0	23,901.8	584,746.3	389,862.1
INCOME TAX EXPENSE	70,155.4	2,529.0	73,738.3	35,835.1
NET INCOME	592,880.6	21,372.8	511,008.0	354,027.0
OTHER COMPREHENSIVE INCOME (LOSS) - Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	242.1	8.7	(3,516.8)	253.9
Unrealized gain on investments in equity instruments at fair value through other comprehensive income	1,900.8	68.5	423.7	334.3
Gain (loss) on hedging instruments	(41.4)	(1.5)	24.1	(109.6)
Share of other comprehensive loss of associates	(30.2)	(1.1)	(11.6)	(18.2)
Income tax benefit (expense) related to items that will not be reclassified subsequently	(85.3)	(3.1)	422.7	(21.0)
Total items that will not be reclassified subsequently to profit or loss	1,986.0	71.5	(2,657.9)	439.4
OTHER COMPREHENSIVE INCOME (LOSS) - Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(6,181.8)	(222.8)	(29,847.2)	(14,689.1)
Unrealized gain/(loss) on investments in debt instruments at fair value through other comprehensive income	(3,431.8)	(123.7)	2,466.7	2,566.4
Gain on hedging instruments	131.6	4.7
Share of other comprehensive loss of associates	(120.0)	(4.3)	(283.4)	(140.2)
Income tax expense related to items that may be reclassified subsequently	(3.4)	(0.1)
Total items that may be reclassified subsequently to profit or loss	(9,605.4)	(346.2)	(27,663.9)	(12,262.9)
Other comprehensive loss for the year, net of income tax	(7,619.4)	(274.7)	(30,321.8)	(11,823.5)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	585,261.2	21,098.1	480,686.2	342,203.5
NET INCOME ATTRIBUTABLE TO:
Shareholders of the parent	592,359.2	21,354.0	510,744.0	353,948.0
Non-controlling interests	521.4	18.8	264.0	79.0
NET INCOME	592,880.6	21,372.8	511,008.0	354,027.0
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Shareholders of the parent	584,737.3	21,079.2	480,422.1	342,124.9
Non-controlling interests	523.9	18.9	264.1	78.6
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 585,261.2	$ 21,098.1	$ 480,686.2	$ 342,203.5
EARNINGS PER SHARE
Basic earnings per share | (per share)	$ 22.84	$ 0.82	$ 19.70	$ 13.65
Diluted earnings per share | (per share)	22.84	0.82	19.70	13.65
American Depositary Shares (one represents five common shares) [member]
EARNINGS PER SHARE
Basic earnings per share | (per share)	114.22	4.12	98.48	68.25
Diluted earnings per share | (per share)	$ 114.22	$ 4.12	$ 98.48	$ 68.25